Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Municipal Bond Fund, Inc.
Entity Central Index Key	0000201801
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000024642 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Municipal Bond Fund, Inc.
Class Name	Class A Shares
Trading Symbol	LMSFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Municipal Bond Fund, Inc. (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes planned changes made to the Fund since the beginning of the reporting period.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$83	0.83%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the S&P Municipal Bond Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide for its shareholders a high level of current income which is exempt from federal regular income tax by investing at least a majority of its assets in a portfolio of investment-grade, tax-exempt securities.
Top Contributors to Performance
  The Fund’s credit allocation, notably an overweight position in A-rated and BBB-rated bonds and an underweight position in bonds with ratings of AA and AAA was a positive contributor to relative performance versus the Index.
  Sector allocation, especially overweight positions in life care and toll roads, added to relative performance.
  Individual security selection was a positive contributor to performance relative to the Index. This includes several Fund holdings which were advance refunded.
Top Detractors from Performance
  The Fund’s duration was longer than that of the Index while interest rates rose. This was a net detractor from relative performance.
  The Fund yield curve allocation, particularly an overweight position in bonds with a duration of six to eight years and an underweight position in bonds with a duration of less than two years, was also a detractor from performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: March 31, 2015 through March 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Class A Shares — including sales load	-3.83%	-0.16%	1.27%
Class A Shares — excluding sales load	0.65%	0.76%	1.73%
S&P Municipal Bond Index	1.76%	1.26%	2.22%
Morningstar Municipal National Long Funds Average	1.46%	1.05%	1.92%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 231,185,241
Holdings Count | Holding	168
Advisory Fees Paid, Amount	$ 723,003
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$231,185,241
Number of Investments	168
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$723,003

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
Material Fund Change [Text Block]
Material Fund Changes
Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective May 29, 2025, Derek Plaski has been added to the Fund’s portfolio management team.

Summary of Change Legend [Text Block]
Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000024644 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Municipal Bond Fund, Inc.
Class Name	Class C Shares
Trading Symbol	LMSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Municipal Bond Fund, Inc. (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes planned changes made to the Fund since the beginning of the reporting period.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$158	1.58%

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.58%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the S&P Municipal Bond Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide for its shareholders a high level of current income which is exempt from federal regular income tax by investing at least a majority of its assets in a portfolio of investment-grade, tax-exempt securities.
Top Contributors to Performance
  The Fund’s credit allocation, notably an overweight position in A-rated and BBB-rated bonds and an underweight position in bonds with ratings of AA and AAA was a positive contributor to relative performance versus the Index.
  Sector allocation, especially overweight positions in life care and toll roads, added to relative performance.
  Individual security selection was a positive contributor to performance relative to the Index. This includes several Fund holdings which were advance refunded.
Top Detractors from Performance
  The Fund’s duration was longer than that of the Index while interest rates rose. This was a net detractor from relative performance.
  The Fund yield curve allocation, particularly an overweight position in bonds with a duration of six to eight years and an underweight position in bonds with a duration of less than two years, was also a detractor from performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: March 31, 2015 through March 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Class C Shares — including sales load	-1.18%	-0.02%	1.11%
Class C Shares — excluding sales load	-0.20%	-0.02%	1.11%
S&P Municipal Bond Index	1.76%	1.26%	2.22%
Morningstar Municipal National Long Funds Average	1.46%	1.05%	1.92%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 231,185,241
Holdings Count | Holding	168
Advisory Fees Paid, Amount	$ 723,003
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$231,185,241
Number of Investments	168
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$723,003

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
Material Fund Change [Text Block]
Material Fund Changes
Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective May 29, 2025, Derek Plaski has been added to the Fund’s portfolio management team.

Summary of Change Legend [Text Block]
Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000051334 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Municipal Bond Fund, Inc.
Class Name	Class F Shares
Trading Symbol	LMFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Municipal Bond Fund, Inc. (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes planned changes made to the Fund since the beginning of the reporting period.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F Shares	$83	0.83%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the S&P Municipal Bond Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide for its shareholders a high level of current income which is exempt from federal regular income tax by investing at least a majority of its assets in a portfolio of investment-grade, tax-exempt securities.
Top Contributors to Performance
  The Fund’s credit allocation, notably an overweight position in A-rated and BBB-rated bonds and an underweight position in bonds with ratings of AA and AAA was a positive contributor to relative performance versus the Index.
  Sector allocation, especially overweight positions in life care and toll roads, added to relative performance.
  Individual security selection was a positive contributor to performance relative to the Index. This includes several Fund holdings which were advance refunded.
Top Detractors from Performance
  The Fund’s duration was longer than that of the Index while interest rates rose. This was a net detractor from relative performance.
  The Fund yield curve allocation, particularly an overweight position in bonds with a duration of six to eight years and an underweight position in bonds with a duration of less than two years, was also a detractor from performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: March 31, 2015 through March 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Class F Shares — including sales load	-1.35%	0.54%	1.62%
Class F Shares — excluding sales load	0.65%	0.75%	1.72%
S&P Municipal Bond Index	1.76%	1.26%	2.22%
Morningstar Municipal National Long Funds Average	1.46%	1.05%	1.92%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 231,185,241
Holdings Count | Holding	168
Advisory Fees Paid, Amount	$ 723,003
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$231,185,241
Number of Investments	168
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$723,003

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
Material Fund Change [Text Block]
Material Fund Changes
Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective May 29, 2025, Derek Plaski has been added to the Fund’s portfolio management team.

Summary of Change Legend [Text Block]
Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000191101 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Municipal Bond Fund, Inc.
Class Name	Institutional Shares
Trading Symbol	LMBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Municipal Bond Fund, Inc. (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes planned changes made to the Fund since the beginning of the reporting period.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$58	0.58%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the S&P Municipal Bond Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide for its shareholders a high level of current income which is exempt from federal regular income tax by investing at least a majority of its assets in a portfolio of investment-grade, tax-exempt securities.
Top Contributors to Performance
  The Fund’s credit allocation, notably an overweight position in A-rated and BBB-rated bonds and an underweight position in bonds with ratings of AA and AAA was a positive contributor to relative performance versus the Index.
  Sector allocation, especially overweight positions in life care and toll roads, added to relative performance.
  Individual security selection was a positive contributor to performance relative to the Index. This includes several Fund holdings which were advance refunded.
Top Detractors from Performance
  The Fund’s duration was longer than that of the Index while interest rates rose. This was a net detractor from relative performance.
  The Fund yield curve allocation, particularly an overweight position in bonds with a duration of six to eight years and an underweight position in bonds with a duration of less than two years, was also a detractor from performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: March 31, 2015 through March 31, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares[1]	0.81%	0.99%	1.85%
S&P Municipal Bond Index	1.76%	1.26%	2.22%
Morningstar Municipal National Long Funds Average	1.46%	1.05%	1.92%
[1]
The Fund’s Institutional Shares commenced operations on July 27, 2017. For the period prior to the commencement of operations of Institutional Shares, the performance information shown for the Fund’s Institutional Shares is for the Class A Shares. The performance of the Class A Shares has not been adjusted to reflect the expenses of the Institutional Shares, since the Institutional Shares have a lower expense ratio than the expense ratio of Class A Shares.

Performance Inception Date	Jul. 27, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 231,185,241
Holdings Count | Holding	168
Advisory Fees Paid, Amount	$ 723,003
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$231,185,241
Number of Investments	168
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$723,003

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
Material Fund Change [Text Block]
Material Fund Changes
Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective May 29, 2025, Derek Plaski has been added to the Fund’s portfolio management team.

Summary of Change Legend [Text Block]
Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation